RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs relating to debentures and term loans	$ 85,276	$ 73,322
Amortization of deferred financing costs and other interest expense and charges	3,463	5,853
Interest expense related to lease obligations	1,638	1,593
Interest expense and other finance costs	90,377	80,768
Less: capitalized interest	(479)	(2,051)
Interest expense and other finance costs	$ 89,898	$ 78,717